Estimates, Significant Accounting Policies and Balance Sheet Detials (Components and useful lives of property, plant and equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Gross	$ 43,404	$ 33,449
Less - Accumulated depreciation	(4,497)	(3,113)
Property, plant and equipment, net	38,907	30,336
Depreciation expense	1,459	1,202	$ 783
Capitalized interest, excluding AFUDC	101	45	$ 99
Land and Land Improvements [Member]
Property, Plant and Equipment, Gross	1,307	881
Building and Building Improvements [Member]
Property, Plant and Equipment, Gross	1,918	935
Pipelines and equipment[Member]
Property, Plant and Equipment, Gross	27,164	21,038
Natural gas and NGL storage [Member]
Property, Plant and Equipment, Gross	1,215	1,083
Bulk Storage, equipment and facilities [Member]
Property, Plant and Equipment, Gross	2,583	1,933
Tanks and other equipment [Member]
Property, Plant and Equipment, Gross	58	1,697
Retail Equipment [Member]
Property, Plant and Equipment, Gross	515	450
Vehicles [Member]
Property, Plant and Equipment, Gross	203	156
Right of way [Member]
Property, Plant and Equipment, Gross	2,445	2,183
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross	57	51
Linepack [Member]
Property, Plant and Equipment, Gross	119	118
Pad gas [Member]
Property, Plant and Equipment, Gross	44	52
Natural Resources [Member]
Property, Plant and Equipment, Gross	454	0
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment, Gross	979	706
Construction Work-In-Process [Member]
Property, Plant and Equipment, Gross	$ 4,343	$ 2,166
Minimum [Member] | Building and Building Improvements [Member]
Property, plant and equipment useful life, minimum in years	5 years
Minimum [Member] | Pipelines and equipment[Member]
Property, plant and equipment useful life, minimum in years	5 years
Minimum [Member] | Natural gas and NGL storage [Member]
Property, plant and equipment useful life, minimum in years	5 years
Minimum [Member] | Bulk Storage, equipment and facilities [Member]
Property, plant and equipment useful life, minimum in years	2 years
Minimum [Member] | Tanks and other equipment [Member]
Property, plant and equipment useful life, minimum in years	5 years
Minimum [Member] | Retail Facilities [Member]
Property, plant and equipment useful life, minimum in years	3 years
Minimum [Member] | Vehicles [Member]
Property, plant and equipment useful life, minimum in years	1 year
Minimum [Member] | Right of way [Member]
Property, plant and equipment useful life, minimum in years	20 years
Minimum [Member] | Furniture and fixtures [Member]
Property, plant and equipment useful life, minimum in years	2 years
Minimum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, plant and equipment useful life, minimum in years	1 year
Maximum [Member] | Building and Building Improvements [Member]
Property, plant and equipment useful life, minimum in years	45 years
Maximum [Member] | Pipelines and equipment[Member]
Property, plant and equipment useful life, minimum in years	83 years
Maximum [Member] | Natural gas and NGL storage [Member]
Property, plant and equipment useful life, minimum in years	46 years
Maximum [Member] | Bulk Storage, equipment and facilities [Member]
Property, plant and equipment useful life, minimum in years	83 years
Maximum [Member] | Tanks and other equipment [Member]
Property, plant and equipment useful life, minimum in years	40 years
Maximum [Member] | Retail Facilities [Member]
Property, plant and equipment useful life, minimum in years	99 years
Maximum [Member] | Vehicles [Member]
Property, plant and equipment useful life, minimum in years	25 years
Maximum [Member] | Right of way [Member]
Property, plant and equipment useful life, minimum in years	83 years
Maximum [Member] | Furniture and fixtures [Member]
Property, plant and equipment useful life, minimum in years	25 years
Maximum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, plant and equipment useful life, minimum in years	48 years